SCHEDULE OF COMMON STOCK REFLECTED ON BALANCE SHEET RECONCILED (Details) - FUTURETECH II ACQUISITION CORP [Member] - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance	$ 9,651,778	$ 9,080,744	$ 9,080,744	$ 61,226,803	$ 118,466,326
Redemption of Class A common stock				(36,281,990)	(64,238,888)
Remeasurement of carrying value to redemption value	131,321	227,396		1,518,400	6,552,136
Redemption amount payable				(17,744,312)
Due from Sponsor				361,843	447,229
Reversal of estimated redemption amount		343,638
Balance	$ 9,783,099	$ 9,651,778	$ 9,783,099	$ 9,080,744	$ 61,226,803